Long-Term Debt - Schedule of Long-Term Debt Instruments (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term debt	$ 1,598,000,000	$ 0	$ 0
Debt, Weighted Average Interest Rate	4.20%	0.00%
Secured Debt | Term Loan, due 2021
Debt Instrument [Line Items]
Long-term debt	798,000,000	0
Senior Notes
Debt Instrument [Line Items]
Long-term debt	800,000,000	0
Senior Notes | 5.250% senior unsecured notes, due 2022
Debt Instrument [Line Items]
Long-term debt	400,000,000	0
Senior Notes | 5.625% senior unsecured notes, due 2024
Debt Instrument [Line Items]
Long-term debt	$ 400,000,000	$ 0